Stock Option Plan (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Employee and non-employee director stock-based compensation expense	$ 154,906	$ 29,383	$ 470,232	$ 81,896
Stock-based compensation expense for non-employees					$ 125,469	$ 251,842
Fair value of shares vested			639,365	316,263
Aggregate intrinsic value of outstanding stock options	3,300,000		3,300,000
Unamortized unvested balance of stock base compensation	1,500,000		$ 1,500,000		$ 900,000
Unamortized unvested balance of stock base compensation, period			2 years 6 months		4 years
Minimum
Expected term			4 years 8 months 12 days
Volatility			55.00%
Dividends			0.00%
Risk free interest rate			1.20%
Maximum
Expected term			6 years 2 months 12 days
Volatility			85.00%
Dividends			0.00%
Risk free interest rate			2.90%
Research and Development Expenses
Employee and non-employee director stock-based compensation expense					$ 171,238	26,499
Stock-based compensation expense for non-employees	$ 67,347	$ 32,147	$ 202,012	$ 108,873	0	52,073
General and Administrative Expenses
Employee and non-employee director stock-based compensation expense					232,625	26,864
Stock-based compensation expense for non-employees					$ 125,469	$ 199,769